UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10523

        Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.3%

$1,220	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,106,064
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 8.2%

1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	9/09 at 101.00	Aaa	1,064,480
	Federation Project, Series 1999, 5.375%, 9/01/29 - MBIA Insured

1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue	10/13 at 101.00	A3	1,000,330
	Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB	3,112,650
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System,
	Series 2002, 5.375%, 12/01/21

2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage	10/08 at 102.00	AAA	2,094,580
	Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 - MBIA Insured

	Healthcare - 21.1%

1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	1,512,810
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35

1,215	Danville Industrial Development Authority, Virginia, Hospital Revenue Bonds, Danville Regional	No Opt. Call	AAA	1,352,878
	Medical Center, Series 1998, 5.200%, 10/01/18 - AMBAC Insured

3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	3,121,380
	Hospital, Series 2002, 5.250%, 10/01/25 - RAAI Insured

675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System,	6/12 at 100.00	A3	677,525
	Series 2002B, 5.125%, 6/15/33

1,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System	11/12 at 100.00	A-	1,028,780
	Inc., Series 2002A, 5.600%, 11/15/30

1,000	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital	6/05 at 102.00	AAA	1,042,650
	Center, Series 1995, 5.800%, 6/01/26 - FSA Insured

	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital
	Center, Series 2002A:
250	6.000%, 6/01/22	6/12 at 101.00	BBB	264,273
600	6.100%, 6/01/32	6/12 at 101.00	BBB	626,496

1,255	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,276,184
	Hospital, Series 2002, 5.250%, 4/01/33

1,000	Medical College of Virginia Hospitals Authority, General Revenue Bonds, Series 1998, 5.250%, 7/01/14 -	7/08 at 102.00	AAA	1,105,860
	MBIA Insured

1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	1,281,264
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured

1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue	10/08 at 102.00	Aaa	1,052,000
	Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%, 10/01/18 -
	FSA Insured

3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System,	7/12 at 100.00	AAA	4,280,191
	Series 2002A, 5.500%, 7/01/20 - MBIA Insured

	Housing/Single Family - 8.6%

7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	7,579,236
	7/01/31 - MBIA Insured

	Long-Term Care - 2.6%

165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Mortgage Revenue	1/12 at 100.00	N/R	168,298
	Bonds, Westminster-Canterbury of the Blue Ridge Series 2001A, 6.200%, 1/01/31

	James City County Industrial Development Authority, Virginia, Residential Care Facility First
	Mortgage Revenue Refunding Bonds, Williamburg Landing Inc., Series 2003A:
1,500	6.000%, 3/01/23	3/12 at 101.00	N/R	1,524,435
600	6.125%, 3/01/32	3/12 at 101.00	N/R	608,322

	Materials - 0.5%

40	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/08 at 102.00	Ba3	37,768
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	Ba3	441,825
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative
	Minimum Tax)

	Tax Obligation/General - 33.6%

1,750	Chesapeake, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2001, 5.500%,	12/11 at 100.00	AA	1,975,890
	12/01/16

1,000	Fairfax County, Virginia, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%,	6/10 at 101.00	AAA	1,058,020
	6/01/20

1,730	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001C, 4.500%,	11/11 at 101.00	Aaa	1,807,452
	11/01/17

540	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	Aaa	581,018
	5/01/22

1,840	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series	7/13 at 100.00	AA	1,960,888
	2002A, 5.000%, 7/01/20

1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA	1,053,670

565	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%,	6/08 at 100.00	AAA	590,205
	6/01/21 - FGIC Insured

1,500	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	1,680,735

	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 - AMBAC Insured	1/11 at 101.00	AAA	685,720
1,000	5.000%, 1/15/27 - AMBAC Insured	1/11 at 101.00	AAA	1,024,910

1,000	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 - FSA Insured	7/14 at 100.00	AAA	1,064,480

	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
2,400	5.000%, 10/01/18	10/12 at 101.00	AA	2,603,376
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,625,490

1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15	10/12 at 101.00	AAA	1,392,179
	(Alternative Minimum Tax) - FGIC Insured

	Salem, Virginia, General Obligation Public Improvement Bonds, Series 2002:
1,145	5.375%, 1/01/21	1/12 at 100.00	Aa3	1,239,978
1,200	5.375%, 1/01/22	1/12 at 100.00	Aa3	1,294,020
1,260	5.375%, 1/01/23	1/12 at 100.00	Aa3	1,352,131
1,325	5.375%, 1/01/24	1/12 at 100.00	Aa3	1,415,842

1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 - AMBAC Insured	2/14 at 101.00	AAA	1,182,380

1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	1,602,570
	6/01/19

1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 2002,	3/12 at 100.00	AA+	1,502,275
	5.000%, 3/01/21

	Tax Obligation/Limited - 28.1%

573	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	577,991
	6.750%, 3/01/22

1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 -	11/12 at 102.00	AAA	1,080,870
	FSA Insured

1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	989,940
	6/01/33

1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public	3/13 at 100.00	AA	1,919,934
	Facility Project, Series 2003, 5.000%, 3/01/19

700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%,	No Opt. Call	AAA	820,449
	7/01/19 - MBIA Insured

400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-	413,800
	Series 2002D, 5.250%, 7/01/27

455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+	478,132
	8/01/29

1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,056,510
	Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	No Opt. Call	AA+	1,114,380
	Program, Series 2004A, 5.000%, 2/01/11

1,790	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	2/12 at 100.00	AA+	1,870,514
	Program, Series 2002A, 5.000%, 2/01/22

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College	8/07 at 101.00	AA+	1,084,050
	Program, Series 1998, 5.000%, 8/01/13

1,710	Virginia Transportation Board, Revenue Bonds, Northern Virginia Transportation District Program,	5/11 at 100.00	AA+	1,749,467
	Series 2001A, 5.000%, 5/15/26

	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development
	Program, Series 2001B:
1,705	5.000%, 5/15/22	5/11 at 100.00	AA+	1,769,244
1,665	5.000%, 5/15/23	5/11 at 100.00	AA+	1,719,912

690	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds,	3/13 at 102.00	N/R	695,251
	Series 2003, 6.375%, 3/01/30

1,710	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 1999A, 5.000%, 8/01/19 -	8/08 at 100.00	AAA	1,817,097
	MBIA Insured

500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2000A, 5.750%, 8/01/20	8/10 at 100.00	AA+	563,335

1,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	1,116,580

2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B, 5.000%,	8/11 at 101.00	AA+	2,707,411
	8/01/19

1,265	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2001D,	5/10 at 101.00	AA	1,288,959
	5.000%, 5/01/26

	Transportation - 5.3%

2,500	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution District Revenue Bonds,	No Opt. Call	AAA	2,759,425
	Series 2001B, 5.000%, 7/01/09 - FGIC Insured

1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	1,015,830
	5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds,
	Series 1998A:
25	5.000%, 8/15/05	No Opt. Call	BB	25,162
300	5.250%, 8/15/07	No Opt. Call	BB	298,986
325	5.500%, 8/15/28	8/08 at 102.00	BB	280,511

300	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/17	2/11 at 100.00	Aa2	327,588

	U.S. Guaranteed*** - 10.8%

6,250	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	6,739,250
	10/01/40

1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-***	1,248,170
	Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)

1,345	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+***	1,528,552
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 7.3%

2,000	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding	10/12 at 100.00	BBB-	2,050,340
	Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

3,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	3,277,281
	Insured

1,110	Russell County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds,	11/08 at 101.00	AAA	1,160,438
	Appalachian Power Company, Series 1998H, 5.000%, 11/01/21 - MBIA Insured

	Water and Sewer - 18.2%

1,800	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%,	No Opt. Call	AAA	1,992,330
	4/01/21

1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%,	4/12 at 100.00	AAA	1,028,740
	4/01/27

	Henry County Public Service Authority, Virginia, Water and Sewer Revenue Refunding Bonds,
	Series 2001:
1,000	5.500%, 11/15/17 - FSA Insured	No Opt. Call	AAA	1,159,920
3,000	5.500%, 11/15/19 - FSA Insured	No Opt. Call	AAA	3,488,220

	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,130	5.000%, 11/01/18 - FGIC Insured	11/11 at 100.00	AAA	1,215,937
1,190	5.000%, 11/01/19 - FGIC Insured	11/11 at 100.00	AAA	1,272,634
1,450	5.000%, 11/01/23 - FGIC Insured	11/11 at 100.00	AAA	1,500,634
1,525	5.000%, 11/01/24 - FGIC Insured	11/11 at 100.00	AAA	1,572,595

500	Virginia Beach, Virginia, Water and Sewerage System Revenue Bonds, Series 2000, 5.125%, 8/01/14	8/10 at 100.00	AA	552,830

2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public	5/11 at 101.00	AA	2,292,954
	Improvements Project, Series 2001, 5.000%, 5/01/32

$121,358	Total Long-Term Investments (cost $122,646,117) - 145.6%			128,675,661

	Short-Term Investments - 0.3%

300	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations,		A-1+	300,000
	Boston University, Series 2002R-2, 1.000%, 10/01/42 - XLCA Insured†

$300	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $122,946,117) - 145.9%			128,975,661

	Other Assets Less Liabilities - 1.6%			1,397,994

	Preferred Shares, at Liquidation Value - (47.5)%			(42,000,000)

	Net Assets Applicable to Common Shares - 100%			$88,373,655

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004, to
pay semi-annually the notional amount multiplied by 5.660%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$2,200,000	2/16/05	2/16/35	$(109,080)

Agreement with Morgan Stanley dated August 5, 2004, to
pay quarterly the notional amount multiplied by 4.337%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	1,200,000	12/09/04	12/09/24	(37,973)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	1,500,000	1/14/05	1/14/35	(32,709)

				$(179,762)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $122,912,774.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$6,187,803
	Depreciation	(124,916)

	Net unrealized appreciation of investments	$6,062,887

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.